Leases	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Leases
13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.
Right of use assets
The carrying amount of right of use assets at March 31, 2025 and 2024 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2025	2024	2025	2024
	(In millions)
Land and buildings	¥335,499	¥364,112	¥73,160	¥75,589
Other tangible assets (1)	31,070	33,634	14,289	13,285
Intangible assets (2)	18,266	19,434	9,653	8,057

Total	¥384,835	¥417,180	¥97,102	¥96,931

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.
The additions of right of use assets for the fiscal years ended March 31, 2025 and 2024 were ¥73,126 million and ¥91,025 million, respectively. The Group leases mainly land and buildings for its head offices and branches.
Lease liabilities
The maturity analysis of lease liabilities at March 31, 2025 and 2024 were as follows:

	At March 31, 2025	At March 31, 2024
	(In millions)
Not later than one year	¥81,548	¥84,555
Later than one year and not later than five years	187,124	196,289
Later than five years	157,415	177,791

Total	426,087	458,635
Less: Future interest charges	(32,297)	(35,992)

Lease liabilities (1)	¥393,790	¥422,643

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. Refer to Note 19 “Borrowings.”
For the fiscal years ended March 31, 2025 and 2024, ¥6,836 million and ¥5,815 million were recognized as interests on lease liabilities, respectively and ¥103,580 million and ¥100,518 million were recognized as total cash outflow for leases, respectively.
As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessels and property.

Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2025 and 2024 were as follows:

	$		$		$		$
	At March 31, 2025
	Undiscounted lease payments		Unearned finance income		Discounted lease payments (1)		Unguaranteed residual values (1)
	(In millions)
Not later than one year		¥107,149		¥16,623		¥90,526		¥5,919
Later than one year and not later than two years		34,536		7,615		26,921		620
Later than two years and not later than three years		50,980		8,324		42,656		1,744
Later than three years and not later than four years		13,410		5,426		7,984		4,845
Later than four years and not later than five years		53,161		6,115		47,046		4,615
Later than five years		125,863		37,738		88,125		475

Total		¥385,099		¥81,841		¥303,258		¥18,218

	$		$		$		$
	At March 31, 2024
	Undiscounted lease payments		Unearned finance income		Discounted lease payments (1)		Unguaranteed residual values (1)
	(In millions)
Not later than one year		¥96,610		¥15,326		¥81,284		¥1,470
Later than one year and not later than two years		76,635		9,770		66,865		6,349
Later than two years and not later than three years		28,625		6,640		21,985		4,743
Later than three years and not later than four years		24,469		6,214		18,255		2,534
Later than four years and not later than five years		14,577		5,046		9,531		9,268
Later than five years		140,279		39,960		100,319		1,952

Total		¥381,195		¥82,956		¥298,239		¥26,316

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated allowance for net investment in the lease amounting to ¥795 million and ¥890 million were measured under IFRS 9 at March 31, 2025 and 2024, respectively. For the fiscal years ended March 31, 2025 and 2024, ¥13,602 million and ¥13,487 million were recognized as finance income on net investment in the lease, respectively.

Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2025 and 2024 were as follows:

	At March 31, 2025	At March 31, 2024
	(In millions)
Not later than one year	¥206	¥202
Later than one year and not later than two years	208	202
Later than two years and not later than three years	206	202
Later than three years and not later than four years	207	202
Later than four years and not later than five years	67	202
Later than five years	—	66

Total	¥894	¥1,076

For the fiscal years ended March 31, 2025 and 2024, ¥215 million and ¥37,386 million were recognized as income from operating leases, respectively.